Stockholders' Equity, Options Outstanding (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Sep. 26, 2020	Sep. 28, 2019
Stockholders' Equity [Abstract]
Range of exercise prices, lower limit (in dollars per share)	$ 3.04	$ 3.04
Range of exercise prices, upper limit (in dollars per share)	$ 54.33	$ 54.33
Number exercisable (in shares)	5,599	4,720
$ 3.04-54.33 [Member]
Stockholders' Equity [Abstract]
Range of exercise prices, lower limit (in dollars per share)	$ 3.04
Range of exercise prices, upper limit (in dollars per share)	$ 54.33
Number outstanding (in shares)	11,460
Intrinsic value of outstanding	$ 92
Weighted remaining contractual life	6 years 9 months 18 days
Weighted exercise price (in dollars per share)	$ 40.84
Number exercisable (in shares)	5,599
Intrinsic value of exercisable	$ 77
Unrecognized compensation	$ 4
Weighted recognition period	2 years 1 month 6 days